FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net liabilities exposed	R$ (4,249)	R$ (5,954)
Base scenario [member]
IfrsStatementLineItems [Line Items]
Net liabilities exposed	(4,249)
Net liabilities exposed	(4,249)
Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Net liabilities exposed	(4,152)
Net liabilities exposed	(4,152)
Net effect of exchange rate fluctuation	97
Adverse Scenario [Member]
IfrsStatementLineItems [Line Items]
Net liabilities exposed	(4,886)
Net liabilities exposed	(4,886)
Net effect of exchange rate fluctuation	(637)
Loans and financings [member] | Base scenario [member]
IfrsStatementLineItems [Line Items]
Net liabilities exposed	(3,975)
Loans and financings [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Net liabilities exposed	(3,885)
Loans and financings [member] | Adverse Scenario [Member]
IfrsStatementLineItems [Line Items]
Net liabilities exposed	(4,571)
Suppliers (itaipu binacional) [member] | Base scenario [member]
IfrsStatementLineItems [Line Items]
Net liabilities exposed	(274)
Suppliers (itaipu binacional) [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Net liabilities exposed	(267)
Suppliers (itaipu binacional) [member] | Adverse Scenario [Member]
IfrsStatementLineItems [Line Items]
Net liabilities exposed	R$ (315)